Cash collateral on securities and reverse repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2018
Cash collateral on securities and reverse repurchase agreements
Schedule of receivables from repurchase agreements and security borrowing

As of December 31, 2017 and 2018, the Bank has the following receivables resulting from such transactions:

			Over 1 month and		Over 3 months and		Over 1 year and		Over 3 years and
	Up to 1 month		up to 3 months		up to 12 months		up to 3 years		up to 5 years		Over 5 years		Total
	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	4,114	—	—	—	—	—	—	—	—	—	—	—	4,114	—
Central Bank promissory notes	—	742	—	—	—	—	—	—	—	—	—	—	—	742
Other instruments issued by the Chilean Government and Central Bank	2,576	—	—	—	—	—	—	—	—	—	—	—	2,576	—
Subtotal	6,690	742	—	—	—	—	—	—	—	—	—	—	6,690	742
Other Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	—	367	—	—	—	—	—	—	—	—	—	—	—	367
Deposits in domestic banks	13,297	2,053	—	—	—	—	—	—	—	—	—	—	13,297	2,053
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	47,357	70,334	19,207	16,918	5,090	6,875	—	—	—	—	—	—	71,654	94,127
Subtotal	60,654	72,754	19,207	16,918	5,090	6,875	—	—	—	—	—	—	84,951	96,547
Instruments issued by foreign institutions
Instruments from foreign governments or Central Bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	67,344	73,496	19,207	16,918	5,090	6,875	—	—	—	—	—	—	91,641	97,289

Schedule of Payables by Selling financial instruments and Security Repurchase commitment

As of December 31, 2017 and 2018, the Bank has the following payables resulting from such transactions:

			Over 1 month and		Over 3 months and		Over 1 year and		Over 3 years and
	Up to 1 month		up to 3 months		up to 12 months		up to 3 years		up to 5 years		Over 5 years		Total
	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	5,169	130,197	—	—	—	—	―	—	—	—	—	—	5,169	130,197
Central Bank promissory notes	5,095	—	—	—	—	—	―	—	—	—	—	—	5,095	—
Other instruments issued by the Chilean Government and Central Bank	—	—	—	—	—	—	―	—	—	—	—	—	—	—
Subtotal	10,264	130,197	—	—	—	—	—	—	—	—	—	—	10,264	130,197
Other Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	―	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	―	—	—	—	—	—	—	—
Bonds from domestic banks	2,013	—	—	—	—	—	―	—	—	—	—	—	2,013	—
Deposits in domestic banks	114,359	162,167	—	1,448	56,762	5,210	―	—	—	—	—	—	171,121	168,825
Bonds from other Chilean companies	—	—	—	—	—	—	―	—	—	—	—	—	—	—
Other instruments issued in Chile	11,994	4,798	—	—	—	—	―	—	—	—	—	—	11,994	4,798
Subtotal	128,366	166,965	—	1,448	56,762	5,210	—	—	—	—	—	—	185,128	173,623
Instruments issued by foreign institutions
Instruments from foreign governments or central bank	—	—	—	—	—	—	―	—	—	—	—	—	—	—
Other instruments issued by foreign	—	—	—	—	—	—	―	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	138,630	297,162	—	1,448	56,762	5,210	—	—	—	—	—	—	195,392	303,820